SUBSEQUENT EVENTS	9 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 16 – SUBSEQUENT EVENTS There are no significant subsequent events to reported as at the Reporting date.